Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Treasury Stock	Total
Balance at Jan. 31, 2023	$ 7,833	$ 31,092,807	$ (304)	$ (22,494,705)	$ (32,641)	$ 8,572,990
Balance (in Shares) at Jan. 31, 2023	7,833,150
Warrants issued for services	$ 0	242,840				242,840
Options issued for services	0	499,856				499,856
Issuance of common stock for note payable and interest	$ 1,027	2,606,836				2,607,863
Issuance of common stock for note payable and interest (in Shares)	1,026,720
Purchase of treasury stock
Net loss				(5,485,314)		(5,485,314)
Balance at Jan. 31, 2024	$ 8,860	34,442,339	(304)	(27,980,019)	(32,641)	6,438,235
Balance (in Shares) at Jan. 31, 2024	8,859,870
Proceeds from sale of common stock and warrants	$ 2,100	8,397,900				8,400,000
Proceeds from sale of common stock and warrants (in Shares)	2,100,000
Options issued for services		422,955				422,955
Net loss				(1,898,077)		(1,898,077)
Balance at Apr. 30, 2024	$ 10,960	43,263,194	(304)	(29,878,096)	(32,641)	13,363,113
Balance (in Shares) at Apr. 30, 2024	10,959,870
Balance at Jan. 31, 2024	$ 8,860	34,442,339	(304)	(27,980,019)	(32,641)	6,438,235
Balance (in Shares) at Jan. 31, 2024	8,859,870
Proceeds from sale of common stock and warrants	$ 2,100	8,397,900				8,400,000
Proceeds from sale of common stock and warrants (in Shares)	2,100,000
Issuance of common stock and warrants for note payable	$ 76	672,882				672,958
Issuance of common stock and warrants for note payable (in Shares)	76,230
Treasury stock and warrants issued for services	$ 10	100,699			32,641	133,350
Treasury stock and warrants issued for services (in Shares)	10,000
Options issued for services		1,408,935				1,408,935
Purchase of treasury stock	$ (32)	32			(148,547)	(148,547)
Purchase of treasury stock (in Shares)	(32,400)
Exercise of warrants	$ 61	6,530				6,591
Exercise of warrants (in Shares)	61,110
Net loss				(10,482,617)		(10,482,617)
Balance at Jan. 31, 2025	$ 11,075	45,029,317	(304)	(38,462,636)	(148,547)	6,428,905
Balance (in Shares) at Jan. 31, 2025	11,074,810
Treasury stock and warrants issued for services	$ 9	24,496			38,845	63,350
Treasury stock and warrants issued for services (in Shares)	8,500
Cashless exercise of warrants	$ 46	(46)
Cashless exercise of warrants (in Shares)	46,961
Net loss				(1,388,869)		(1,388,869)
Balance at Apr. 30, 2025	$ 11,130	$ 45,053,767	$ (304)	$ (39,851,505)	$ (109,702)	$ 5,103,386
Balance (in Shares) at Apr. 30, 2025	11,130,271